Note 8 - Term Loans Payable - Short-term Loans Payable (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Statement Line Items [Line Items]
Short term borrowings	$ 521,368	$ 1,138,520
Loan payable on demand, unsecured with 10% interest per annum and no fixed term [member]
Statement Line Items [Line Items]
Short term borrowings	5,000	5,000
Loan payable on May 10, 2024, secured, with 11.35% interest per annum [member]
Statement Line Items [Line Items]
Short term borrowings	516,368	1,133,520
US $50,000 promissory note [member]
Statement Line Items [Line Items]
Short term borrowings	$ 0	$ 0